Investor Class Shares Prospectus | MATTHEWS ASIA INNOVATORS FUND
MATTHEWS ASIA INNOVATORS FUND*
* The Fund’s name changed from Matthews Asia Science and Technology Fund to Matthews Asia Innovators Fund on April 29, 2016.
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares Prospectus MATTHEWS ASIA INNOVATORS FUND Investor Class Shares USD ($)
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares Prospectus MATTHEWS ASIA INNOVATORS FUND Investor Class Shares
Management Fees	0.66%
Distribution (12b-1) Fees		[1]
Other Expenses	0.52%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses	1.18%
[1]	The Trust's 12b-1 Plan (the "Plan") is inactive. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were reactivated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One year:	Three years:	Five years:	Ten years:
Investor Class Shares Prospectus | MATTHEWS ASIA INNOVATORS FUND | Investor Class Shares | USD ($)	120	375	649	1,432

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Innovators Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new, and in any countries, emerging or developed. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, the term innovators may be aspirational and tend to be stated broadly and applied flexibly.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

The Fund has a fundamental policy to invest at least 25% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Concentration Risk: By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Investing in Innovative Companies: The standards for assessing innovative companies tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks Associated with Smaller and Medium-Size Companies: Smaller and medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark indices. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 28.21% Worst Quarter Q4 2008 -24.40%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Average Annual Returns - Investor Class Shares Prospectus - MATTHEWS ASIA INNOVATORS FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares		4.48%	7.88%	8.29%	2.69%	Dec. 27, 1999
After Taxes on Distributions | Investor Class Shares	[1]	1.16%	7.22%	7.97%	2.37%
After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares	[1]	5.22%	6.30%	6.86%	2.09%
MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)		(8.90%)	0.14%	6.46%	5.27%	Dec. 31, 1999
MSCI All Country Asia Index (reflects no deduction for fees, expenses or taxes)		(0.36%)	2.23%	2.95%	1.76%	Dec. 31, 1999
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.